Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
Class D Shares | Janus Henderson Developed World Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Developed World Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Developed World Bond Fund seeks total return through current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2022. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	 The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds or other income-producing debt-related securities from developed countries. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Index, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal, and Spain, or such other countries as the portfolio managers deem to be developed.Under normal circumstances, the portfolio managers intend to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country, (ii) a majority of the company’s assets are located in the country, or (iii) a majority of the company’s revenues are derived from the country. The Fund may also invest up to 20% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar.The portfolio managers use a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure. In their bottom-up approach, the portfolio managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship.The portfolio managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum.As part of their investment process, the portfolio managers seek to (i) avoid corporate issuers that are significantly engaged in business activities that they believe may be environmentally and/or socially harmful, as discussed below; (ii) invest in a portfolio of corporate issuers that, in the aggregate, has a lower carbon intensity and/or footprint than the ICE BofA Global Corporate & High Yield Index on a monthly basis; (iii) avoid sovereign bond issuers that (a) have been sanctioned by the European Union or United Nations or have insufficient rankings with respect to political rights and civil liberties, as measured by third-party inputs, or (b) have not ratified the Paris Climate Accord.To identify the universe of investible securities for the Fund, the portfolio managers apply broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that derive more than de minimis revenue from certain activities considered by the portfolio managers to be environmentally and/or socially harmful. A current list of such business activities, which may evolve over time, follows:•oil and gas generation and production;•oil sands extraction;•shale energy extraction;•thermal coal extraction and power generation;•Arctic oil and gas extraction;•tobacco;•fur;•adult entertainment;•gambling or controversial weapons; and•United Nations Global Compact violators.The Fund does not apply the avoidance criteria noted above in managing the Fund’s exposure to cash and cash equivalents, U.S. Treasuries, and credit default swaps on indices.The Fund will generally consider selling a security when, in the portfolio managers’ opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund may also consider selling a security if, in the portfolio managers’ opinion, it no longer meets the environmental or social criteria noted above, or a superior investment opportunity arises.The Fund may use bank borrowings to increase the amount of money the Fund can invest. Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, high yield securities, U.S. Government securities, foreign securities, derivatives, subordinated bank debt, private placements, preferred stocks, collective investment schemes, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The bonds in which the Fund may invest include foreign investment grade debt (including developed market government bonds), international and domestic high yield debt (including lower-quality securities, “high yield” or “junk bonds”), U.S. investment grade corporate debt, U.S. government debt securities, and floating rate notes. The Fund may also invest in dividend-paying equity securities of companies domiciled in the United States or abroad. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. The Fund’s average portfolio duration normally may range from zero to plus nine years. The portfolio managers may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund may also invest in securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (these are known as “restricted securities”), which may include Rule 144A securities.The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to gain exposure to equity securities by using futures contracts on securities indices, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. The Fund may invest in short sales of fixed-income securities and derivatives instruments.The Fund may engage in active and frequent trading to achieve its investment objective.The Fund may lend portfolio securities on a short-term or long-term basis to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The Fund is designed for long-term investors seeking an income-producing portfolio that includes debt securities and dividend-paying equity securities, such as common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:•Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.•Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.•Prepayment risk is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.•Extension risk is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.•Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.•Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth. Consequently, the Fundmay have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolongedmarket downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.•Europe and United Kingdom Risk. The Fund is subject to certain risks related to Europe and the United Kingdom. Investments in British companies may subject the Fund to social, regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. Western Europe has, in certain instances, been susceptible to serious financial hardship, high debt levels, and high levels of unemployment. The European Union itself has experienced difficulties in connection with the debt loads of some of its member states. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries or sectors, it may have a significant portion of its assets invested in securities of companies conducting similar business, or business within the same economic sector. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.ESG Investment Risk. Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty will default on its payment obligations. Derivatives used for hedging purposes mayreduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.Short Exposure Risk. The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Fund to credit risk, counterparty risk, and leverage risk.Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio and may increase losses and the volatility of returns.Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.Sovereign Debt Risk. Some investments in U.S. and non-U.S. government debt securities (“sovereign debt”) are considered low risk. However, investments in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.Restricted Securities Risk. Securities that have limitations on their resale are referred to as “restricted securities.” Investments in restricted securities, including securities issued under Regulation S and Rule 144A, could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicablerequirements of the Investment Company Act of 1940, as amended, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.Floating Rate Obligations Risk. The Fund may invest in floating rate obligations with interest rates that reset regularly, maintaining a fixed spread over a stated reference rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on June 5, 2017. The performance shown for Class D Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of Henderson Strategic Income Fund (the “Predecessor Fund”), calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the merger automatically exchanged for Class D Shares of the Fund following the merger. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the performance shown may have been different because the Fund and the Predecessor Fund have different expenses. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 20206.86%Worst Quarter:1st Quarter 2020– 2.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2022 was – 16.88%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/21)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is Bloomberg Global Aggregate Credit Index (USD Hedged). The index is described below.•The Bloomberg Global Aggregate Credit Index (USD Hedged) is the credit component of the Bloomberg Global Aggregate Index, which provides a broad-based measure of the global investment grade fixed income markets. The credit component excludes government bonds and securitized debt.After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Class D Shares | Janus Henderson Developed World Bond Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	389
10 Years	rr_ExpenseExampleYear10	$ 870
2012	rr_AnnualReturn2012	13.75%
2013	rr_AnnualReturn2013	3.86%
2014	rr_AnnualReturn2014	5.61%
2015	rr_AnnualReturn2015	1.74%
2016	rr_AnnualReturn2016	5.92%
2017	rr_AnnualReturn2017	5.75%
2018	rr_AnnualReturn2018	0.55%
2019	rr_AnnualReturn2019	9.58%
2020	rr_AnnualReturn2020	9.45%
2021	rr_AnnualReturn2021	(0.74%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.70%)
Class D Shares | Janus Henderson Developed World Bond Fund | Return Before Taxes | Class D
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
Class D Shares | Janus Henderson Developed World Bond Fund | Return After Taxes on Distributions | Class D
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.33%)
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
Class D Shares | Janus Henderson Developed World Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.11%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.57%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003	[2]
Class D Shares | Janus Henderson Developed World Bond Fund | Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2022. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.